UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

Master Trust

Semiannual Report  |  October 31, 2023

Includes:

•	Prime Master Fund
•	Prime Series II Master Fund (formerly known as ESG Prime Master Fund)
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2023	Ending account value October 31, 2023	Expenses paid during period 05/01/23 to 10/31/23[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,027.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Prime Series II Master Fund
Actual	$1,000.00	$1,027.20	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,026.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,026.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,027.20	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10
Tax-Free Master Fund
Actual	$1,000.00	$1,016.90	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	33 days

Top five issuer breakdown by country or territory of origin[2]
United States	59.1%
Canada	8.2
Sweden	7.4
Japan	7.1
Singapore	5.6
Total	87.4%

Portfolio composition[2]
Commercial paper	43.6%
Repurchase agreements	42.5
Certificates of deposit	10.3
Time deposits	3.5
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Prime Series II Master Fund

Characteristics
Weighted average maturity[1]	15 days

Top five issuer breakdown by country or territory of origin[2]
United States	58.8%
Canada	8.1
Japan	5.7
Sweden	4.1
Norway	3.8
Total	80.5%

Portfolio composition[2]
Commercial paper	45.1%
Repurchase agreements	44.1
Time deposits	6.5
Certificates of deposit	4.1
Other assets in excess of liabilities	0.2
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Series II Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Series II Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
Repurchase agreements	54.7%
U.S. Treasury obligations	34.5
U.S. government agency obligations	12.7
Liabilities in excess of other assets	(1.9)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
Repurchase agreements	64.3%
U.S. Treasury obligations	37.7
Liabilities in excess of other assets	(2.0)
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	34 days

Top five issuer breakdown by country or territory of origin[2]
United States	52.6%
Canada	8.2
Sweden	7.3
Japan	7.1
Singapore	5.7
Total	80.9%

Portfolio composition[2]
Commercial paper	51.2%
Repurchase agreements	32.4
Certificates of deposit	10.0
Time deposits	6.3
Other assets in excess of liabilities	0.1
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2023 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	7 days

Portfolio composition[2]
Municipal bonds	90.7%
Tax-exempt commercial paper	8.9
Other assets in excess of liabilities	0.4
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Certificates of deposit—10.3%
Banking-non-U.S.—9.6%
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.630%, 5.940%, due 11/01/23[1]	$65,000,000	$65,089,386
Canadian Imperial Bank of Commerce
5.830%, due 05/13/24	88,000,000	88,005,356
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	65,000,000	65,065,105
MUFG Bank Ltd. 5.810%, due 03/14/24	81,000,000	81,009,091
Nordea Bank Abp
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	59,000,000	59,005,267
Secured Overnight Financing Rate + 0.510%, 5.820%, due 11/01/23[1]	65,000,000	65,048,587
Secured Overnight Financing Rate + 0.510%, 5.820%, due 11/01/23[1]	66,000,000	66,045,896
5.900%, due 07/15/24	82,000,000	82,013,941
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1]	62,000,000	62,003,029
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	71,000,000	71,032,968
Royal Bank of Canada
Secured Overnight Financing Rate + 0.630%, 5.940%, due 11/01/23[1]	66,000,000	66,091,046
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	68,000,000	68,027,065
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	82,000,000	82,006,152
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	67,000,000	67,019,341
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	64,000,000	64,016,605
5.840%, due 04/16/24	87,000,000	87,008,648
Sumitomo Mitsui Trust Bank Ltd.
5.600%, due 11/27/23	52,000,000	52,006,113
5.700%, due 01/22/24	81,000,000	80,998,639
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	65,000,000	65,022,534
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	65,000,000	65,035,404
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	68,000,000	68,047,686
Swedbank AB 5.800%, due 04/16/24	54,000,000	54,007,876
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	53,000,000	53,035,255

		1,576,640,990

Banking-U.S.—0.7%
Cooperatieve Rabobank UA
5.750%, due 04/15/24	29,000,000	29,000,000

	Face amount	Value

Certificates of deposit—(concluded)
Banking-U.S.—(concluded)
5.900%, due 07/03/24	$80,000,000	$80,000,000

		109,000,000
Total Certificates of deposit (cost—$1,684,999,898)		1,685,640,990

Commercial paper—43.6%
Asset-backed-miscellaneous—14.2%
Antalis S.A
5.400%, due 11/27/23[2]	29,930,000	29,809,547
5.590%, due 11/07/23[2]	26,000,000	25,973,003
5.610%, due 01/03/24[2]	19,620,000	19,428,439
5.610%, due 01/08/24[2]	24,450,000	24,191,928
Barton Capital SA
5.540%, due 01/16/24[2]	50,000,000	49,410,487
5.560%, due 01/29/24[2]	50,000,000	49,305,000
5.600%, due 02/02/24[2]	25,000,000	24,636,708
5.650%, due 04/10/24[2]	30,000,000	29,239,950
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	51,000,000	51,000,000
Cabot Trail Funding LLC
5.310%, due 11/01/23[2]	20,000,000	19,997,048
5.550%, due 02/28/24[2]	49,000,000	48,082,067
Chariot Funding LLC 5.490%, due 11/01/23[2]	76,000,000	75,988,763
Gotham Funding Corp.
5.530%, due 01/04/24[2]	25,000,000	24,751,811
5.530%, due 01/08/24[2]	36,000,000	35,620,155
5.530%, due 01/10/24[2]	21,000,000	20,771,863
5.540%, due 01/04/24[2]	50,000,000	49,503,623
5.550%, due 01/22/24[2]	51,000,000	50,349,960
5.600%, due 02/01/24[2]	59,000,000	58,155,002
Liberty Street Funding LLC
5.600%, due 02/28/24[2]	31,725,000	31,131,743
5.600%, due 02/29/24[2]	8,000,000	7,849,153
5.600%, due 03/04/24[2]	17,000,000	16,668,854
5.650%, due 04/15/24[2]	71,000,000	69,147,619
LMA-Americas LLC
5.500%, due 11/01/23[2]	44,000,000	43,993,458
5.540%, due 12/11/23[2]	25,000,000	24,844,380
5.550%, due 02/14/24[2]	50,000,000	49,176,832
5.610%, due 03/06/24[2]	26,000,000	25,485,224
5.620%, due 03/05/24[2]	27,000,000	26,469,666
5.630%, due 04/03/24[2]	24,000,000	23,419,353
5.640%, due 03/07/24[2]	27,000,000	26,461,184
Matchpoint Finance PLC 5.470%, due 11/06/23[2]	43,000,000	42,961,730
Nieuw Amsterdam Receivables Corp. BV 5.510%, due 01/10/24[2]	85,000,000	84,083,574
Old Line Funding LLC
5.540%, due 12/20/23[2]	23,000,000	22,826,567
5.550%, due 12/15/23[2]	25,000,000	24,830,417
5.560%, due 02/21/24	35,000,000	34,394,578
5.610%, due 03/25/24	33,000,000	32,254,338
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	29,000,000	29,003,997

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	$17,000,000	$17,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	24,000,000	24,000,000
Sheffield Receivables Co. LLC
5.450%, due 12/06/23[2]	65,000,000	64,645,620
5.480%, due 11/07/23[2]	37,000,000	36,961,582
5.480%, due 11/20/23[2]	70,000,000	69,790,129
5.500%, due 12/22/23[2]	61,000,000	60,514,860
5.560%, due 02/08/24[2]	48,000,000	47,258,222
5.560%, due 02/09/24[2]	70,000,000	68,907,161
Thunder Bay Funding LLC
5.540%, due 12/20/23[2]	20,000,000	19,849,189
5.550%, due 12/18/23	22,000,000	21,840,592
5.610%, due 03/25/24	23,000,000	22,480,296
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	48,000,000	48,009,182
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	34,000,000	34,000,000
Versailles Commercial Paper LLC
5.550%, due 01/08/24	58,000,000	57,387,583
Secured Overnight Financing Rate + 0.280%, 5.590%, due 11/01/231,[2]	48,000,000	48,000,000
Secured Overnight Financing Rate + 0.350%, 5.660%, due 12/05/231,[2]	51,000,000	51,000,000
Victory Receivables Corp.
5.480%, due 12/06/23[2]	26,000,000	25,859,600
5.500%, due 11/09/23[2]	70,000,000	69,906,418
5.500%, due 12/12/23[2]	59,000,000	58,627,611
5.530%, due 01/04/24[2]	17,000,000	16,831,232
5.540%, due 01/02/24[2]	15,000,000	14,855,756
5.600%, due 02/01/24[2]	73,000,000	71,954,494
5.620%, due 03/01/24[2]	84,851,000	83,239,950

		2,334,137,498

Banking-non-U.S.—27.1%
Australia & New Zealand Banking Group Ltd.
5.620%, due 05/10/24[2]	84,000,000	81,484,032
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.550%, 5.860%, due 11/01/23[1,2]	67,000,000	67,000,000
Bank of Montreal 5.550%, due 12/18/23	75,000,000	74,456,600
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	60,000,000	60,003,778
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	70,000,000	70,000,000
Banque et Caisse d’Epargne de l’Etat 5.580%, due 03/06/24	25,000,000	24,512,673
Barclays Bank PLC
5.510%, due 12/06/23	17,000,000	16,907,826
5.575%, due 01/18/24	79,000,000	78,043,856

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
5.580%, due 01/29/24	$80,000,000	$78,894,000
5.650%, due 03/05/24	79,000,000	77,453,314
5.670%, due 03/11/24	81,000,000	79,335,434
BPCE S.A. 5.585%, due 03/04/24[2]	76,000,000	74,513,954
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.790%, due 11/01/23[1,2]	35,000,000	35,021,520
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	76,000,000	76,056,473
DBS Bank Ltd.
5.510%, due 01/18/24[2]	85,000,000	83,973,973
5.610%, due 04/04/24[2]	58,000,000	56,582,078
Erste Finance Delaware LLC 5.330%, due 11/07/23[2]	175,000,000	174,818,292
Federation des Caisses Desjardins du Quebec
5.390%, due 11/20/23[2]	30,000,000	29,910,794
5.450%, due 12/12/23[2]	60,000,000	59,619,620
5.500%, due 11/02/23[2]	49,000,000	48,985,529
5.500%, due 12/15/23[2]	35,000,000	34,762,000
5.500%, due 01/05/24[2]	40,000,000	39,598,280
5.600%, due 01/12/24[2]	50,000,000	49,443,646
5.610%, due 03/07/24[2]	80,000,000	78,416,384
Mitsubishi UFJ Trust & Banking Corp. 5.640%, due 04/09/24[2]	84,000,000	81,911,719
Mizuho Bank Ltd.
5.565%, due 01/08/24[2]	79,000,000	78,158,577
5.605%, due 02/29/24[2]	78,000,000	76,526,755
5.615%, due 02/05/24[2]	65,000,000	64,025,772
5.620%, due 01/22/24[2]	81,000,000	79,963,102
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	62,000,000	62,001,550
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1,2]	67,000,000	67,000,000
National Bank of Canada 5.590%, due 01/16/24[2]	70,000,000	69,181,069
Nordea Bank Abp
5.585%, due 02/12/24[2]	75,000,000	73,827,646
5.620%, due 04/04/24[2]	80,000,000	78,085,914
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	25,000,000	25,007,994
Oversea-Chinese Banking Corp. Ltd.
5.450%, due 11/01/23[2]	33,000,000	32,995,171
5.470%, due 11/15/23[2]	75,000,000	74,834,218
5.480%, due 12/06/23[2]	79,000,000	78,579,293
Secured Overnight Financing Rate + 0.360%, 5.670%, due 11/01/23[1,2]	43,000,000	43,000,000
Skandinaviska Enskilda Banken AB
5.395%, due 11/02/23[2]	56,000,000	55,983,502
Secured Overnight Financing Rate + 0.190%, 5.500%, due 11/01/23[1,2]	41,000,000	41,000,000
5.620%, due 04/10/24[2]	84,000,000	81,870,424
5.630%, due 04/05/24[2]	32,000,000	31,213,819
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	66,000,000	66,000,000

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Sumitomo Mitsui Trust Bank Ltd.
5.530%, due 11/29/23[2]	$48,000,000	$47,793,022
5.580%, due 01/17/24[2]	85,000,000	83,974,818
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	60,000,000	60,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	62,000,000	62,000,000
5.580%, due 02/14/24[2]	45,000,000	44,280,110
5.600%, due 01/18/24[2]	73,000,000	72,141,577
5.620%, due 04/10/24[2]	38,000,000	37,038,159
Secured Overnight Financing Rate + 0.370%, 5.680%, due 11/01/23[1,2]	60,000,000	60,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	61,000,000	61,000,000
5.595%, due 03/01/24	76,000,000	74,600,031
5.640%, due 04/05/24	74,000,000	72,207,935
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1]	68,000,000	68,000,000
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	74,000,000	74,025,746
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1]	67,000,000	67,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.520%, due 11/01/23[1,2]	69,000,000	69,003,312
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	60,000,000	60,003,753
United Overseas Bank Ltd.
5.470%, due 11/02/23[2]	73,000,000	72,978,442
5.470%, due 11/16/23[2]	75,000,000	74,821,811
5.510%, due 01/23/24[2]	83,000,000	81,917,016
5.600%, due 02/13/24[2]	83,000,000	81,632,955
5.650%, due 04/16/24[2]	39,000,000	37,975,559
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	75,000,000	75,009,799
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.230%, 5.540%, due 11/01/23[1,2]	30,000,000	30,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	42,000,000	42,000,000

		4,441,364,626

Banking-U.S.—2.3%
Bedford Row Funding Corp. 5.650%, due 04/22/24[2]	29,000,000	28,217,309
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	70,000,000	70,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	25,000,000	25,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
Podium Funding Trust
5.500%, due 11/14/23	$26,000,000	$25,945,984
5.560%, due 01/04/24	39,000,000	38,616,581
5.640%, due 04/08/24	30,000,000	29,245,600
5.650%, due 04/18/24	63,000,000	61,310,498
Secured Overnight Financing Rate + 0.430%, 5.740%, due 11/01/23[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.490%, 5.800%, due 11/01/23[1]	41,000,000	41,000,000

		377,335,972
Total commercial paper (cost—$7,153,034,438)		7,152,838,096

Time deposits—3.5%
Banking-non-U.S.—3.5%
ABN AMRO Bank N.V. 5.310%, due 11/01/23	115,000,000	115,000,000
Credit Agricole Corporate & Investment Bank S.A. 5.300%, due 11/01/23	273,000,000	273,000,000
Mizuho Corporate Bank Ltd. 5.320%, due 11/01/23	185,000,000	185,000,000
Total time deposits (cost—$573,000,000)		573,000,000

Repurchase agreements—42.5%
Repurchase agreement dated 10/31/23 with Bank of America, 5.300% due 11/01/23, collateralized by $8,561,303 Federal National Mortgage Association obligations, 2.000% due 01/01/51 to 02/01/51 (value—$4,998,000); proceeds: $4,900,721	4,900,000	4,900,000
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.650% due 12/05/23, collateralized by $54,396,024 various asset-backed convertible bonds, zero coupon to 6.000% due 08/15/25 to 08/25/62; (value—$55,003,252); proceeds: $52,620,972[3]	50,000,000	50,000,000
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.550% due 11/07/23, collateralized by $43,001,000 various asset-backed convertible bonds, zero coupon to 6.500% due 02/01/24 to 06/15/72; (value—$59,112,283); proceeds: $56,780,550[3]	54,000,000	54,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 01/29/24, collateralized by $18,125,387,094 various asset-backed convertible bonds, zero coupon to 9.750% due 06/15/25 to 07/16/60; (value—$64,159,583); proceeds: $62,645,850[3]	60,000,000	60,000,000

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 05/15/23 with J.P. Morgan Securities LLC, 5.550% due 11/07/23, collateralized by $147,912,451 various asset-backed convertible bonds, 3.450% to 17.500% due 11/01/23 to 12/31/79; (value—$81,000,001); proceeds: $76,954,063[3]	$75,000,000	$75,000,000
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $219,950,236 various asset-backed convertible bonds, zero coupon to 12.000% due 11/15/23 to 12/31/99 and 100 shares of various equity securities; (value—$186,736,395); proceeds: $175,841,604[3]	175,000,000	175,000,000
Repurchase agreement dated 10/31/23 with BNP Paribas SA, 5.450% due 11/01/23, collateralized by $200,719,501 various asset-backed convertible bonds, zero coupon to 9.00% due 12/15/23 to 12/31/99 and 35,512,000 shares of various equity securities; (value—$191,488,474); proceeds: $175,026,493	175,000,000	175,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 10/15/24, collateralized by $210,747,600 U.S. Treasury Inflation Index Note, 0.125% due 10/15/24; (value—$244,800,046); proceeds: $240.035.333	240,000,000	240,000,000
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.300% due 11/01/23, collateralized by $1,475,410,609 Government National Mortgage Association obligations, 2.500% to 5.500% due 08/20/42 to 06/20/53; (value—$408,000,000); proceeds: $400,058,889	400,000,000	400,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/23, collateralized by $8,643,900 U.S. Treasury Bond, 3.000% due 05/15/47, $4,449,400 U.S. Treasury Inflation Index Bond, 2.375% due 01/15/25, $446,736,600 U.S. Treasury Inflation Index Note, 0.625% due 01/15/26, $5,557,428,200 U.S. Treasury Notes, 1.250% to 1.625% due 08/31/24 to 02/15/26; (value—$5,750,846,586); proceeds: $5,750,846,528	$5,750,000,000	$5,750,000,000
Total repurchase agreements (cost—$6,983,900,000)		6,983,900,000
Total investments (cost—$16,394,934,336 which approximates cost for federal income tax purposes)—99.9%		16,395,379,086

Other assets in excess of liabilities—0.1%		20,279,395
Net assets—100.0%		$16,415,658,481

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Time deposits	$—	$573,000,000	$—	$573,000,000
Certificates of deposit	—	1,685,640,990	—	1,685,640,990
Commercial paper	—	7,152,838,096	—	7,152,838,096
Repurchase agreements	—	6,983,900,000	—	6,983,900,000
Total	$—	$16,395,379,086	$—	$16,395,379,086

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,858,924,631, represented 35.7% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

Prime Series II Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Certificates of deposit—4.1%
Banking-non-U.S.—4.1%
MUFG Bank Ltd. 5.810%, due 03/14/24	$18,000,000	$18,002,020
Nordea Bank Abp
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	18,000,000	18,001,607
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1]	18,000,000	18,000,879
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	17,000,000	17,006,766
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	19,000,000	19,005,485
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	16,000,000	16,004,151
Sumitomo Mitsui Trust Bank Ltd.
5.700%, due 01/22/24	13,000,000	12,999,782
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	19,000,000	19,006,587

		138,027,277
Total Certificates of deposit (cost—$138,000,000)		138,027,277

Commercial paper—45.1%
Asset-backed-miscellaneous—10.8%
Antalis SA
5.400%, due 11/27/23[2]	10,000,000	9,959,755
5.590%, due 11/07/23[2]	7,000,000	6,992,732
Barton Capital SA
5.320%, due 11/01/23[2]	15,000,000	14,997,782
5.350%, due 11/15/23[2]	20,000,000	19,955,417
5.500%, due 11/20/23[2]	50,000,000	49,850,509
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	12,000,000	12,000,000
Chariot Funding LLC 5.490%, due 11/01/23[2]	20,000,000	19,997,043
Gotham Funding Corp.
5.530%, due 01/04/24[2]	7,000,000	6,930,507
5.530%, due 01/10/24[2]	6,000,000	5,934,818
5.540%, due 01/04/24[2]	12,000,000	11,880,869
Liberty Street Funding LLC
5.600%, due 02/28/24[2]	7,000,000	6,869,100
5.600%, due 02/29/24[2]	1,800,000	1,766,060
5.600%, due 03/04/24[2]	4,000,000	3,922,083
LMA-Americas LLC
5.500%, due 11/01/23[2]	11,000,000	10,998,364
5.540%, due 12/11/23[2]	7,000,000	6,956,426
5.610%, due 03/06/24[2]	6,000,000	5,881,206
5.620%, due 03/05/24[2]	6,000,000	5,882,148
5.640%, due 03/07/24[2]	6,000,000	5,880,263
Matchpoint Finance PLC 5.470%, due 11/06/23[2]	11,000,000	10,990,210
Old Line Funding LLC
5.550%, due 12/15/23[2]	6,000,000	5,959,300
5.610%, due 03/25/24	10,000,000	9,774,042

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	$10,000,000	$10,001,378
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	4,000,000	4,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	9,000,000	9,000,000
Sheffield Receivables Co. LLC 5.500%, due 12/22/23[2]	20,000,000	19,840,938
Starbird Funding Corp. 5.310%, due 11/01/23[2]	25,000,000	24,996,304
Thunder Bay Funding LLC
5.550%, due 12/18/23	6,000,000	5,956,525
5.610%, due 03/25/24	7,000,000	6,841,829
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	9,000,000	9,000,000
Versailles Commercial Paper LLC
Secured Overnight Financing Rate + 0.350%, 5.660%, due 12/05/23[1,2]	13,000,000	13,000,000
Victory Receivables Corp.
5.480%, due 12/06/23[2]	6,000,000	5,967,600
5.500%, due 11/09/23[2]	20,000,000	19,973,262
5.530%, due 01/04/24[2]	4,000,000	3,960,290
5.540%, due 01/02/24[2]	4,221,000	4,180,410

		370,097,170

Banking-non-U.S.—33.5%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	12,000,000	12,000,000
Bank of Montreal 5.550%, due 12/18/23	18,000,000	17,869,584
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	18,000,000	18,001,133
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	20,000,000	20,000,000
Banque et Caisse d’Epargne de l’Etat 5.580%, due 03/06/24	6,000,000	5,883,041
Barclays Bank PLC
5.500%, due 11/21/23	21,000,000	20,934,463
5.510%, due 12/06/23	5,000,000	4,972,890
5.650%, due 03/05/24	18,000,000	17,647,591
5.670%, due 03/11/24	18,000,000	17,630,096
BPCE SA 5.585%, due 03/04/24[2]	18,000,000	17,648,042
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.790%, due 11/01/23[1,2]	10,000,000	10,006,149
DNB Bank ASA
5.250%, due 11/01/23[2]	80,000,000	79,988,294
5.250%, due 11/07/23[2]	50,000,000	49,948,910
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.300%, due 11/01/23[2]	125,000,000	124,981,786

Prime Series II Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Erste Finance Delaware LLC 5.330%, due 11/01/23[2]	$105,000,000	$104,984,475
Federation des Caisses Desjardins du Quebec
5.390%, due 11/03/23[2]	30,000,000	29,986,704
5.390%, due 11/20/23[2]	12,000,000	11,964,318
5.400%, due 11/20/23[2]	50,000,000	49,851,324
5.500%, due 12/15/23[2]	15,000,000	14,898,000
5.600%, due 01/12/24[2]	14,000,000	13,844,221
Mizuho Bank Ltd.
5.565%, due 01/08/24[2]	18,000,000	17,808,283
5.605%, due 02/29/24[2]	18,000,000	17,660,020
5.620%, due 01/22/24[2]	18,000,000	17,769,578
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	19,000,000	19,000,475
National Bank of Canada 5.590%, due 01/16/24[2]	20,000,000	19,766,020
Nordea Bank Abp
5.585%, due 02/12/24[2]	19,000,000	18,703,004
5.620%, due 04/04/24[2]	25,000,000	24,401,848
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	10,000,000	10,003,198
Oversea-Chinese Banking Corp. Ltd.
5.450%, due 11/01/23[2]	8,000,000	7,998,829
5.470%, due 11/15/23[2]	19,000,000	18,958,002
5.480%, due 12/06/23[2]	18,000,000	17,904,143
Skandinaviska Enskilda Banken AB
5.395%, due 11/02/23[2]	23,000,000	22,993,224
Secured Overnight Financing Rate + 0.190%, 5.500%, due 11/01/23[1,2]	11,000,000	11,000,000
Sumitomo Mitsui Trust Bank Ltd.
5.290%, due 11/07/23[2]	25,000,000	24,974,309
5.530%, due 11/29/23[2]	14,000,000	13,939,631
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	18,000,000	18,000,000
5.580%, due 02/14/24[2]	19,000,000	18,696,046
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	18,000,000	18,000,000
5.595%, due 03/01/24	18,000,000	17,668,428
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	19,000,000	19,006,610
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.520%, due 11/01/23[1,2]	19,000,000	19,000,912
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	18,000,000	18,001,126
United Overseas Bank Ltd.
5.470%, due 11/02/23[2]	19,000,000	18,994,389
5.470%, due 11/16/23[2]	19,000,000	18,954,859
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	18,000,000	18,002,352

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	$6,000,000	$6,000,000
Secured Overnight Financing Rate + 0.230%, 5.540%, due 11/01/23[1,2]	11,000,000	11,000,000

		1,140,246,307

Banking-U.S.—0.8%
Podium Funding Trust
5.500%, due 11/14/23	6,000,000	5,987,535
5.560%, due 01/04/24	9,000,000	8,911,519
Secured Overnight Financing Rate + 0.490%, 5.800%, due 11/01/23[1]	12,000,000	12,000,000

		26,899,054
Total commercial paper (cost—$1,537,317,368)		1,537,242,531

Time deposits—6.5%
Banking-non-U.S.—6.5%
Credit Agricole Corporate & Investment Bank SA 5.300%, due 11/01/23	116,000,000	116,000,000
Mizuho Corporate Bank Ltd. 5.320%, due 11/01/23	105,000,000	105,000,000
Total time deposits (cost—$221,000,000)		221,000,000

Repurchase agreements—44.1%
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.650% due 12/05/23, collateralized by $1,606,000 various asset-backed convertible bonds, 0.750% to 2.805% due 09/15/26 to 10/01/50; (value—$1,050,028); proceeds: $1,052,419[3]	1,000,000	1,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 01/29/24, collateralized by $24,914,147 various asset-backed convertible bonds, zero coupon to 6.000% due 12/01/39 to 07/01/62; (value—$21,116,473); proceeds: $20,881,950[3]	20,000,000	20,000,000
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $29,954,000 various asset-backed convertible bonds, 0.125% to 10.500% due 03/01/24 to 09/30/61; (value—$26,606,454); proceeds: $25,120,229[3]	25,000,000	25,000,000
Repurchase agreement dated 10/31/23 with Bank of America, 5.300% due 11/01/23, collateralized by 516,102,000 U.S. Treasury Bonds, 1.875% to 4.375% due 02/15/41 to 11/15/51 and $832,803,100 U.S. Treasury Bond Principal Strips, zero coupon due 11/15/23 to 08/15/53; (value—$670,140,043); proceeds: $657,096,725	657,000,000	657,000,000

Prime Series II Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.330% due 11/01/23, collateralized by $1,053,034,200 U.S. Treasury Bonds, 2.250% to 3.875% due 05/15/41 to 08/15/49 and $105,659,500 U.S. Treasury Notes, 3.125% due 08/31/29; (value—$816,000,016); proceeds: $800,118,444	$800,000,000	$800,000,000
Total repurchase agreements (cost—$1,503,000,000)		1,503,000,000
Total investments (cost—$3,399,317,368 which approximates cost for federal income tax purposes)—99.8%		3,399,269,808

Other assets in excess of liabilities—0.2%		6,672,957
Net assets—100.0%		$3,405,942,765

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$138,027,277	$—	$138,027,277
Commercial paper	—	1,537,242,531	—	1,537,242,531
Time deposits	—	221,000,000	—	221,000,000
Repurchase agreements	—	1,503,000,000	—	1,503,000,000
Total	$—	$3,399,269,808	$—	$3,399,269,808

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,348,158,378, represented 39.6% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—12.7%
Federal Farm Credit Banks Funding Corp.
Secured Overnight Financing Rate + 0.025%, 5.335%, due 11/01/23[1]	$40,000,000	$39,999,190
Secured Overnight Financing Rate + 0.060%, 5.370%, due 11/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.090%, 5.400%, due 11/01/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.100%, 5.410%, due 11/01/23[1]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.105%, 5.415%, due 11/01/23[1]	104,500,000	104,500,000
Secured Overnight Financing Rate + 0.120%, 5.430%, due 11/01/23[1]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.125%, 5.435%, due 11/01/23[1]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.130%, 5.440%, due 11/01/23[1]	150,500,000	150,500,000
Secured Overnight Financing Rate + 0.135%, 5.445%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.140%, 5.450%, due 11/01/23[1]	86,000,000	86,002,542
Secured Overnight Financing Rate + 0.150%, 5.460%, due 11/01/23[1]	109,000,000	109,000,000
Secured Overnight Financing Rate + 0.155%, 5.465%, due 11/01/23[1]	156,000,000	156,000,000
Secured Overnight Financing Rate + 0.160%, 5.470%, due 11/01/23[1]	263,000,000	263,000,000
Secured Overnight Financing Rate + 0.165%, 5.475%, due 11/01/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.170%, 5.480%, due 11/01/23[1]	24,000,000	24,000,000
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	60,000,000	60,000,000
3 mo. Treasury money market yield + 0.160%, 5.558%, due 11/07/23[1]	40,000,000	40,000,000
Federal Home Loan Bank Discount Notes 5.340%, due 01/03/24[2]	100,000,000	99,065,500
Federal Home Loan Banks
Secured Overnight Financing Rate + 0.055%, 5.365%, due 11/01/23[1]	93,000,000	93,000,000
Secured Overnight Financing Rate + 0.070%, 5.380%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.080%, 5.390%, due 11/01/23[1]	87,000,000	87,000,000
Secured Overnight Financing Rate + 0.100%, 5.410%, due 11/01/23[1]	252,000,000	252,000,000
Secured Overnight Financing Rate + 0.115%, 5.425%, due 11/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.125%, 5.435%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.155%, 5.465%, due 11/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.160%, 5.470%, due 11/01/23[1]	142,000,000	142,000,000
Total U.S. government agency obligations (cost—$2,380,067,231)		2,380,067,232

	Face amount	Value
U.S. Treasury obligations—34.5%
U.S. Treasury Bills
5.417% due 11/16/23[3]	$181,000,000	$180,600,669
5.426% due 11/02/23[3]	177,000,000	176,974,040
5.436% due 11/09/23[3]	181,000,000	180,787,224
5.447% due 11/24/23[3]	184,000,000	183,376,956
5.455% due 12/21/23[3]	184,000,000	182,641,722
5.462% due 12/07/23[3]	186,000,000	185,011,409
5.462% due 12/14/23[3]	187,000,000	185,812,836
5.468% due 01/04/24[3]	194,000,000	192,156,569
5.469% due 12/05/23[3]	179,000,000	178,104,006
5.473% due 02/01/24[3]	194,000,000	191,388,678
5.475% due 12/19/23[3]	178,000,000	176,740,947
5.478% due 12/28/23[3]	181,000,000	179,472,510
5.480% due 12/12/23[3]	182,000,000	180,899,355
5.480% due 01/11/24[3]	200,000,000	197,893,667
5.488% due 11/30/23[3]	183,000,000	182,212,795
5.488% due 01/18/24[3]	194,000,000	191,755,421
5.501% due 01/02/24[3]	179,000,000	177,356,880
5.501% due 01/16/24[3]	186,000,000	183,907,087
5.506% due 01/09/24[3]	188,000,000	186,077,622
5.511% due 01/23/24[3]	183,000,000	180,746,965
5.517% due 01/30/24[3]	186,000,000	183,514,576
5.522% due 02/06/24[3]	195,000,000	192,189,021
5.522% due 03/07/24[3]	186,000,000	182,522,317
5.522% due 03/14/24[3]	187,000,000	183,310,906
5.522% due 03/21/24[3]	184,000,000	180,180,467
5.527% due 02/13/24[3]	201,000,000	197,890,530
5.527% due 02/20/24[3]	188,000,000	184,895,885
5.538% due 03/28/24[3]	181,000,000	177,045,049
5.543% due 04/11/24[3]	200,000,000	195,211,999
5.543% due 05/02/24[3]	194,000,000	188,782,261
5.559% due 04/18/24[3]	$194,000,000	$189,141,297
U.S. Treasury Floating Rate Notes
3 mo.Treasury money market yield + 0.037%, 5.419% due 11/01/23[1]	226,000,000	225,947,236
3 mo. Treasury money market yield + 0.140%, 5.522% due 11/01/23[1]	204,000,000	203,922,176
3 mo. Treasury money market yield + 0.200%, 5.582% due 11/01/23[1]	338,000,000	338,082,860
Total U.S. Treasury obligations (cost—$6,496,553,939)		6,496,553,938

Repurchase agreements—54.7%
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 5.310% due 12/05/23, collateralized by $5,286 Federal Home Loan Mortgage Corp., obligation 3.000% due 08/01/43 and $213,343,672 Federal National Mortgage Association obligations, 2.000% to 5.500% due 12/01/26 to 10/01/53; (value—$102,000,000); proceeds: $108,540,250[4]	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 5.320% due 11/07/23, collateralized by $10,144,560 Federal Home Loan Mortgage Corp., obligation 2.400% due 11/01/37 and $266,882,059 Federal National Mortgage Association Obligations, 1.500% to 5.801% due 11/25/23 to 04/01/59; (value—$204,000,001); proceeds: $208,039,111[4]	$200,000,000	$200,000,000
Repurchase agreement dated 09/19/23 with Bank of America, 5.440% due 01/29/24, collateralized by $11,340,900 Federal Home Loan Mortgage Corp., obligations, 3.000% to 6.121% due 05/15/43 to 11/25/53, $1,462,181,054 Federal National Mortgage Association obligations, 2.000% to 3.000% due 10/25/50 to 07/25/52 and $1,036,752,297 Government National Mortgage Association obligations, 0.572% to 5.500% due 07/20/34 to 03/16/64; (value—$309,000,001); proceeds: $301,904,000[4]	300,000,000	300,000,000
Repurchase agreement dated 10/31/23 with Mitsubishi UFJ Securities Americas, Inc., 5.310% due 11/01/23, collateralized by $3,994 Federal Home Loan Mortgage Corp., obligations 3.000% to 3.500% due 11/01/32 to 12/01/47, $527,136,342 Federal National Mortgage Association obligations, 2.000% to 6.000% due 05/01/25 to 09/01/53 and $53,813,808 Government National Mortgage Association obligations, 3.000% to 5.904% due 03/20/42 to 09/20/53; (value—$306,000,000); proceeds: $300,044,250	300,000,000	300,000,000
Repurchase agreement dated 10/31/23 with J.P. Morgan Securities LLC, 5.310% due 11/01/23, collateralized by $313,817,855 Federal Home Loan Mortgage Corp., obligations 2.500% to 8.000% due 05/01/27 to 08/01/49 and $1,113,121,533 Federal National Mortgage Association Obligations, 2.000% to 7.000% due 12/01/29 to 10/01/53; (value—$510,000,001); proceeds: $500,073,750	500,000,000	500,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Toronto-Dominion Bank, 5.300% due 11/01/23, collateralized by $1,154,704,694 Federal Home Loan Mortgage Corp., obligations, 1.250% to 6.500% due 07/15/36 to 10/25/53, $648,917,280 Federal National Mortgage Association obligations, 2.000% to 5.885% due 07/25/24 to 05/01/53 and $452,338,599 Government National Mortgage obligations 2.000% to 7.500% due 01/20/37 to 08/20/53; (value—$510,000,000); proceeds: $500,073,611	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/23, collateralized by $3,685,000 U.S. Treasury Bond, 3.000% due 05/15/47, $2,315,100 U.S. Treasury Inflation Index Bond, 2.380% due 01/15/25 and $3,439,570,300 U.S. Treasury Notes, 1.250% to 4.500% due 08/31/24 to 05/15/27; (value—$3,440,506,497); proceeds: $3,440,506,444	3,440,000,000	3,440,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $1,639,472,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.250% due 10/15/24 to 01/15/25 and $3,145,808,200 U.S. Treasury Notes, 1.500% to 5.510% due 10/31/24 to 03/31/25; (value—$5,039,820,040); proceeds: $4,941,727,425	4,941,000,000	4,941,000,000
Total repurchase agreements (cost—$10,281,000,000)		10,281,000,000
Total investments (cost—$19,157,621,170 which approximates cost for federal income tax purposes)—101.9%		19,157,621,170

Liabilities in excess of other assets—(1.9)%		(356,524,862)
Net assets—100.0%		$18,801,096,308

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$2,380,067,232	$—	$2,380,067,232
U.S. Treasury obligations	—	6,496,553,938	—	6,496,553,938
Repurchase agreements	—	10,281,000,000	—	10,281,000,000
Total	$—	$19,157,621,170	$—	$19,157,621,170

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at October 31, 2023.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
U.S. Treasury obligations—37.7%
U.S. Treasury Bills
5.426% due 11/02/23[1]	$363,000,000	$362,946,760
5.436% due 11/09/23[1]	364,000,000	363,572,098
5.441% due 11/16/23[1]	365,000,000	364,194,719
5.447% due 11/24/23[1]	371,000,000	369,743,753
5.462% due 12/07/23[1]	369,000,000	367,038,765
5.462% due 12/14/23[1]	368,000,000	365,663,762
5.462% due 12/21/23[1]	367,000,000	364,290,826
5.469% due 12/05/23[1]	356,000,000	354,218,023
5.473% due 02/01/24[1]	359,000,000	354,167,709
5.475% due 12/19/23[1]	368,000,000	365,397,014
5.478% due 12/28/23[1]	358,000,000	354,978,777
5.480% due 12/12/23[1]	366,000,000	363,786,615
5.488% due 11/30/23[1]	375,000,000	373,386,875
5.488% due 01/11/24[1]	358,000,000	354,229,664
5.488% due 01/18/24[1]	359,000,000	354,846,371
5.493% due 01/04/24[1]	360,000,000	356,579,201
5.501% due 01/02/24[1]	372,000,000	368,585,247
5.501% due 01/16/24[1]	369,000,000	364,847,930
5.506% due 01/09/24[1]	373,000,000	369,185,919
5.511% due 01/23/24[1]	362,000,000	357,543,176
5.517% due 01/30/24[1]	358,000,000	353,216,226
5.522% due 02/06/24[1]	359,000,000	353,824,916
5.522% due 03/07/24[1]	369,000,000	362,100,726
5.522% due 03/14/24[1]	368,000,000	360,740,178
5.522% due 03/21/24[1]	367,000,000	359,381,693
5.527% due 02/13/24[1]	362,000,000	356,399,860
5.527% due 02/20/24[1]	363,000,000	357,006,416
5.538% due 03/28/24[1]	358,000,000	350,177,500
5.543% due 04/11/24[1]	358,000,000	349,429,479
5.543% due 05/02/24[1]	359,000,000	349,344,494
5.559% due 04/18/24[1]	359,000,000	350,008,895
U.S. Treasury Floating Rate Notes
3 mo.Treasury money market yield – 0.075%, 5.307% due 11/01/23[2]	200,000,000	199,999,995
3 mo.Treasury money market yield + 0.037%, 5.419% due 11/01/23[2]	935,000,000	934,804,172
3 mo. Treasury money market yield + 0.140%, 5.522% due 11/01/23[2]	515,000,000	514,801,513
3 mo. Treasury money market yield + 0.200%, 5.582% due 11/01/23[2]	601,000,000	601,143,039
Total U.S. Treasury obligations (cost—$13,401,582,306)		13,401,582,306

Repurchase agreements—64.3%
Repurchase agreement dated 10/31/23 with Bank of America, 5.300% due 11/01/23, collateralized by $101,991,200 U.S. Treasury Notes, 1.250% due 12/31/26 (value—$91,800,034); proceeds: $90,013,250	90,000,000	90,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/23 with Toronto-Dominion Bank, 5.300% due 11/01/23, collateralized by $130,757,000 U.S. Treasury Notes, 1.250% to 4.625% due 03/15/26 to 08/15/31 (value—$117,300,023); proceeds: $115,016,931	$115,000,000	$115,000,000
Repurchase agreement dated 09/21/23 with Barclays Bank PLC, 5.320% due 11/02/23, collateralized by $852,445,200 U.S. Treasury Bonds, 1.875% to 2.500% due 02/15/46 to 11/15/51 and $5,135,300 U.S. Treasury Notes, 0.875% due 09/30/26; (value—$510,000,083); proceeds: $503,103,333	500,000,000	500,000,000
Repurchase agreement dated 10/31/23 with Goldman Sachs & Co., 3.250% due 11/01/23, collateralized by $60,965,500 U.S. Treasury Bills, zero coupon due 04/04/24, $492,756,500 U.S. Treasury Bonds, 2.750% to 4.125% due 11/15/42 to 08/15/53, $79,941,100 U.S.Treasury Bond Principal STRIPs, zero coupon due 08/15/44, $78,789,485 U.S. Treasury Bond STRIPs, zero coupon due 02/15/31 and $56,629,400 U.S. Treasury Notes, 3.875% due 12/31/27; (value—$612,000,001); proceeds: $600,054,167	600,000,000	600,000,000
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.330% due 11/01/23, collateralized by $234,415,000 U.S. Treasury Bond Principal STRIPs, zero coupon due 08/15/25 to 11/15/48, $3,273,540,647 U.S. Treasury Bond STRIPs, zero coupon due 08/15/24 to 02/15/52, $1,388,367,300 U.S. Treasury Inflation Index Bonds, 0.125% to 3.625% due 01/15/25 to 02/15/53 and $852,995,200 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 01/15/25 to 01/15/32; (value—$4,253,400,060); proceeds: $4,170,617,392	4,170,000,000	4,170,000,000
Repurchase agreement dated 10/31/23 with Federal Reserve Bank of New York, 5.300% due 11/01/23, collateralized by $1,803,300 U.S. Treasury Bonds, 3.000% due 05/15/47, $2,013,900 U.S. Treasury Inflation Index Bonds, 2.375% due 01/15/25, $292,557,700 U.S. Treasury Inflation Index Notes, 0.625% due 01/15/26 and $7,090,233,900 U.S. Treasury Notes, 0.375% to 4.000% due 02/28/25 to 05/15/27; (value—$7,001,030,561); proceeds: $7,001,030,556	7,000,000,000	7,000,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $230,295,800 U.S. Treasury Bills, zero coupon due 02/27/24 to 10/03/24 and $8,226,095,200 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 01/15/24 to 10/15/24; (value—$10,625,340,008); proceeds: $10,418,533,614	$10,417,000,000	$10,417,000,000
Total repurchase agreements (cost—$22,892,000,000)		22,892,000,000
Total investments (cost—$36,293,582,306 which approximates cost for federal income tax purposes)—102.0%		36,293,582,306

Liabilities in excess of other assets—(2.0)%		(696,922,029)
Net assets—100.0%		$35,596,660,277

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$13,401,582,306	$—	$13,401,582,306
Repurchase agreements	—	22,892,000,000	—	22,892,000,000
Total	$—	$36,293,582,306	$—	$36,293,582,306

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at October 31, 2023.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Certificates of deposit—10.0%
Banking-non-U.S.—8.2%
Canadian Imperial Bank of Commerce 5.830%, due 05/13/24	$63,000,000	$63,000,000
MUFG Bank Ltd. 5.810%, due 03/14/24	56,000,000	56,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.510%, 5.820%, due 11/01/23[1]	48,000,000	48,000,000
5.900%, due 07/15/24	58,000,000	58,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	51,000,000	51,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.630%, 5.940%, due 11/01/23[1]	49,000,000	49,000,000
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.400%, 5.710%, due 11/01/23[1]	58,000,000	58,000,000
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	46,000,000	46,000,000
5.840%, due 04/16/24	60,000,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.
5.600%, due 11/27/23	53,000,000	53,000,000
5.700%, due 01/22/24	56,000,000	56,000,000
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1]	47,000,000	47,000,000
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	49,000,000	49,000,000
Swedbank AB 5.800%, due 04/16/24	41,000,000	41,000,000
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.830%, due 11/01/23[1]	40,000,000	40,000,000

		965,000,000

Banking-U.S.—1.8%
Cooperatieve Rabobank UA
5.750%, due 04/15/24	37,000,000	37,000,000
5.900%, due 07/03/24	57,000,000	57,000,000
KBC Bank NV
5.310%, due 11/03/23	75,000,000	75,000,000
5.330%, due 11/10/23	20,000,000	20,000,000
5.330%, due 11/13/23	25,000,000	25,000,000

		214,000,000
Total Certificates of deposit (cost—$1,179,000,000)		1,179,000,000

	Face amount	Value
Commercial paper—51.2%
Asset-backed-miscellaneous—14.1%
Antalis SA
5.400%, due 11/22/23[2]	$30,850,000	$30,752,822
5.400%, due 11/27/23[2]	36,000,000	35,859,600
5.590%, due 11/07/23[2]	18,000,000	17,983,230
5.610%, due 01/03/24[2]	13,000,000	12,872,372
5.610%, due 01/08/24[2]	17,000,000	16,819,857
Barton Capital SA
5.350%, due 11/15/23[2]	30,000,000	29,937,583
5.510%, due 01/03/24[2]	15,000,000	14,855,362
5.530%, due 01/08/24[2]	50,000,000	49,477,722
5.530%, due 01/10/24[2]	20,000,000	19,784,944
5.600%, due 02/02/24[2]	30,000,000	29,566,000
5.650%, due 04/10/24[2]	20,000,000	19,494,639
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	37,000,000	37,000,000
Cabot Trail Funding LLC
5.310%, due 11/01/23[2]	30,000,000	30,000,000
5.510%, due 01/11/24[2]	50,000,000	49,456,653
5.550%, due 02/28/24[2]	20,000,000	19,633,083
Chariot Funding LLC 5.490%, due 11/01/23[2]	54,000,000	54,000,000
Gotham Funding Corp.
5.530%, due 01/04/24[2]	18,000,000	17,823,040
5.530%, due 01/08/24[2]	27,000,000	26,717,970
5.530%, due 01/10/24[2]	15,000,000	14,838,708
5.540%, due 01/04/24[2]	35,000,000	34,655,289
5.550%, due 01/22/24[2]	34,000,000	33,570,183
5.600%, due 02/01/24[2]	41,000,000	40,413,244
Liberty Street Funding LLC
5.600%, due 02/28/24[2]	21,750,000	21,347,383
5.600%, due 02/29/24[2]	6,000,000	5,888,000
5.600%, due 03/04/24[2]	12,000,000	11,768,533
5.650%, due 04/15/24[2]	49,000,000	47,723,414
LMA-Americas LLC
5.500%, due 11/01/23[2]	31,000,000	31,000,000
5.540%, due 12/11/23[2]	18,000,000	17,889,200
5.610%, due 03/06/24[2]	18,000,000	17,646,570
5.620%, due 03/05/24[2]	18,300,000	17,942,896
5.630%, due 04/03/24[2]	17,000,000	16,590,574
5.640%, due 03/07/24[2]	18,400,000	18,033,901
Matchpoint Finance PLC 5.470%, due 11/06/23[2]	31,000,000	30,976,449
Nieuw Amsterdam Receivables Corp. BV 5.510%, due 01/10/24[2]	60,000,000	59,357,167
Old Line Funding LLC
5.540%, due 12/20/23[2]	17,000,000	16,871,811
5.550%, due 12/15/23[2]	19,000,000	18,871,117
5.560%, due 02/21/24	26,000,000	25,550,258
5.610%, due 03/25/24	25,000,000	24,435,104
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	17,000,000	17,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Sheffield Receivables Co. LLC
5.500%, due 12/22/23[2]	$50,000,000	$49,610,417
5.560%, due 02/08/24[2]	57,000,000	56,128,470
5.560%, due 02/09/24[2]	30,000,000	29,536,667
Thunder Bay Funding LLC
5.540%, due 12/20/23[2]	15,000,000	14,886,892
5.550%, due 12/18/23	16,000,000	15,884,067
5.610%, due 03/25/24	17,000,000	16,615,871
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	34,000,000	34,000,000
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	25,000,000	25,000,000
Versailles Commercial Paper LLC
5.550%, due 01/08/24	42,000,000	41,559,700
Secured Overnight Financing Rate + 0.280%, 5.590%, due 11/01/23[1,2]	35,000,000	35,000,000
Secured Overnight Financing Rate + 0.350%, 5.660%, due 12/05/23[1,2]	36,000,000	36,000,000
Victory Receivables Corp.
5.480%, due 12/06/23[2]	19,000,000	18,898,772
5.500%, due 11/09/23[2]	50,000,000	49,938,889
5.500%, due 12/12/23[2]	41,000,000	40,743,181
5.530%, due 01/04/24[2]	13,000,000	12,872,196
5.540%, due 01/02/24[2]	10,000,000	9,904,589
5.600%, due 02/01/24[2]	51,500,000	50,762,978
5.620%, due 03/01/24[2]	60,000,000	58,866,633

		1,663,614,000

Banking-non-U.S.—33.6%
Australia & New Zealand Banking Group Ltd.
5.620%, due 05/10/24[2]	57,000,000	55,300,418
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	31,000,000	31,000,000
Secured Overnight Financing Rate + 0.550%, 5.860%, due 11/01/23[1,2]	50,000,000	50,000,000
Bank of Montreal 5.550%, due 12/18/23	53,000,000	52,615,971
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	50,000,000	50,000,000
Banque et Caisse d’Epargne de l’Etat 5.580%, due 03/06/24	18,000,000	17,648,460
Barclays Bank PLC
5.500%, due 11/21/23	35,000,000	34,893,056
5.510%, due 12/06/23	16,000,000	15,914,289
5.575%, due 01/18/24	56,000,000	55,323,567
5.580%, due 01/29/24	55,000,000	54,241,275
5.650%, due 03/05/24	54,000,000	52,940,625
5.670%, due 03/11/24	56,000,000	54,844,580
BPCE SA 5.585%, due 03/04/24[2]	54,000,000	52,961,190

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.790%, due 11/01/23[1,2]	$26,000,000	$26,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	55,000,000	55,000,000
DBS Bank Ltd.
5.510%, due 01/18/24[2]	61,000,000	60,271,762
5.610%, due 04/04/24[2]	41,000,000	40,009,679
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.300%, due 11/01/23[2]	360,000,000	360,000,000
Erste Finance Delaware LLC
5.330%, due 11/01/23[2]	295,000,000	295,000,000
5.330%, due 11/07/23[2]	115,000,000	114,897,842
Federation des Caisses Desjardins du Quebec
5.390%, due 11/03/23[2]	45,000,000	44,986,525
5.390%, due 11/20/23[2]	40,000,000	39,886,211
5.450%, due 12/12/23[2]	25,000,000	24,844,826
5.500%, due 11/02/23[2]	35,000,000	34,994,653
5.500%, due 12/15/23[2]	20,000,000	19,865,556
5.500%, due 01/05/24[2]	40,000,000	39,602,778
5.600%, due 01/12/24[2]	36,000,000	35,596,800
5.610%, due 03/07/24[2]	55,000,000	53,911,504
Mitsubishi UFJ Trust & Banking Corp. 5.640%, due 04/09/24[2]	56,000,000	54,596,267
Mizuho Bank Ltd.
5.565%, due 01/08/24[2]	55,000,000	54,421,858
5.605%, due 02/29/24[2]	54,000,000	52,991,100
5.615%, due 02/05/24[2]	50,000,000	49,251,333
5.620%, due 01/22/24[2]	56,000,000	55,283,138
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1,2]	50,000,000	50,000,000
National Bank of Canada 5.590%, due 01/16/24[2]	50,000,000	49,409,944
Nordea Bank Abp
5.585%, due 02/12/24[2]	53,000,000	52,153,097
5.620%, due 04/04/24[2]	57,000,000	55,620,758
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1,2]	15,000,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.
5.450%, due 11/01/23[2]	23,000,000	23,000,000
5.470%, due 11/15/23[2]	53,000,000	52,887,257
5.480%, due 12/06/23[2]	50,000,000	49,733,611
Secured Overnight Financing Rate + 0.360%, 5.670%, due 11/01/23[1,2]	30,000,000	30,000,000
Skandinaviska Enskilda Banken AB
5.395%, due 11/02/23[2]	44,000,000	43,993,406
Secured Overnight Financing Rate + 0.190%, 5.500%, due 11/01/23[1,2]	32,000,000	32,000,000
5.620%, due 04/10/24[2]	57,000,000	55,567,368
5.630%, due 04/05/24[2]	21,700,000	21,170,592
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1,2]	49,000,000	49,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
Sumitomo Mitsui Trust Bank Ltd.
5.530%, due 11/29/23[2]	$36,000,000	$35,845,160
5.580%, due 01/17/24[2]	61,000,000	60,271,965
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1,2]	50,000,000	50,000,000
5.580%, due 02/14/24[2]	53,000,000	52,137,425
5.600%, due 01/18/24[2]	51,000,000	50,381,200
5.620%, due 04/10/24[2]	25,000,000	24,371,653
Secured Overnight Financing Rate + 0.370%, 5.680%, due 11/01/23[1,2]	52,000,000	52,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.510%, due 11/01/23[1]	49,000,000	49,000,000
5.595%, due 03/01/24	54,000,000	52,984,508
5.640%, due 04/05/24	35,000,000	34,144,600
Secured Overnight Financing Rate + 0.380%, 5.690%, due 11/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.390%, 5.700%, due 11/01/23[1]	52,000,000	52,000,000
Secured Overnight Financing Rate + 0.530%, 5.840%, due 11/01/23[1]	50,000,000	50,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.520%, due 11/01/23[1,2]	54,000,000	54,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	46,000,000	46,000,000
United Overseas Bank Ltd.
5.470%, due 11/02/23[2]	52,000,000	51,992,099
5.470%, due 11/16/23[2]	53,000,000	52,879,204
5.510%, due 01/23/24[2]	59,000,000	58,250,487
5.600%, due 02/13/24[2]	59,000,000	58,045,511
5.650%, due 04/16/24[2]	44,000,000	42,846,772
Secured Overnight Financing Rate + 0.350%, 5.660%, due 11/01/23[1,2]	52,000,000	52,000,000
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 5.490%, due 11/01/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.230%, 5.540%, due 11/01/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.500%, 5.810%, due 11/01/23[1,2]	31,000,000	31,000,000

		3,950,781,880

Banking-U.S.—3.5%
Bedford Row Funding Corp. 5.650%, due 04/22/24[2]	21,000,000	20,429,821
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.420%, 5.730%, due 11/01/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.440%, 5.750%, due 11/01/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.460%, 5.770%, due 11/01/23[1,2]	50,000,000	50,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.450%, 5.760%, due 11/01/23[1]	$27,000,000	$27,000,000
Podium Funding Trust
5.500%, due 11/14/23	18,000,000	17,964,250
5.550%, due 02/12/24	35,000,000	34,444,229
5.560%, due 01/04/24	27,000,000	26,733,120
5.640%, due 04/08/24	20,000,000	19,501,800
5.650%, due 04/18/24	44,000,000	42,832,961
Secured Overnight Financing Rate + 0.430%, 5.740%, due 11/01/23[1]	42,000,000	42,000,000
Secured Overnight Financing Rate + 0.490%, 5.800%, due 11/01/23[1]	31,000,000	31,000,000

		411,906,181
Total commercial paper (cost—$6,026,302,061)		6,026,302,061

Time deposits—6.3%
Banking-non-U.S.—6.3%
ABN AMRO Bank N.V. 5.310%, due 11/01/23	400,000,000	400,000,000
Credit Agricole Corporate & Investment Bank SA 5.300%, due 11/01/23	85,000,000	85,000,000
Mizuho Corporate Bank Ltd. 5.320%, due 11/01/23	250,000,000	250,000,000
Total time deposits (cost—$735,000,000)		735,000,000

Repurchase agreements—32.4%
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $28,475,000 various asset-backed convertible bonds, zero coupon to 8.125% due 03/08/24 to 02/02/52; (value—$26,624,699); proceeds: $25,120,229[3]	25,000,000	25,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.690% due 11/01/23, collateralized by $51,444,000 various asset-backed convertible bonds, zero coupon to 6.125% due 02/02/24 to 07/01/51; (value—$42,036,082); proceeds: $41,763,900[3]	40,000,000	40,000,000
Repurchase agreement dated 10/31/23 with BNP Paribas SA, 5.450% due 11/01/23, collateralized by $55,097,000 various asset-backed convertible bonds, 4.600% to 11.750% due 02/15/25 to 12/31/79; (value—$53,994,541); proceeds: $50,007,569	50,000,000	50,000,000
Repurchase agreement dated 10/02/23 with Bank of America, 5.970% due 02/05/24, collateralized by $76,390,000 various asset-backed convertible bonds, zero coupon to 9.500% due 02/10/24 to 12/31/99; (value—$69,044,180); proceeds: $65,312,596[3]	65,000,000	65,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/23 with BNP Paribas SA, 5.410% due 11/01/23, collateralized by $100,568 Federal Home Loan Mortgage Corp., 4.435% due 10/25/54, and $426,041,488 various asset-backed convertible bonds, 0.224% to 9.426% due 12/01/23 to 12/31/99; (value—$131,316,053); proceeds: $125,018,785	$125,000,000	$125,000,000
Repurchase agreement dated 10/31/23 with Fixed Income Clearing Corp., 5.300% due 11/01/23, collateralized by $1,004,337,200 U.S. Treasury Notes, 0.500% to 3.875% due 03/31/25; (value—$969,000,014); proceeds: $950,139,861	950,000,000	950,000,000
Repurchase agreement dated 10/31/23 with Barclays Bank PLC, 5.330% due 11/01/23, collateralized by $2,401,735,200 U.S. Treasury Inflation Index Notes, 0.375% to 1.375% due 01/15/24 to 07/15/33; (value—$2,601,000,037); proceeds: $2,550,377,542	2,550,000,000	2,550,000,000
Total repurchase agreements (cost—$3,805,000,000)		3,805,000,000
Total investments (cost—$11,745,302,061 which approximates cost for federal income tax purposes)—99.9%		11,745,302,061

Other assets in excess of liabilities—0.1%		15,665,889
Net assets—100.0%		$11,760,967,950

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,179,000,000	$—	$1,179,000,000
Commercial paper	—	6,026,302,061	—	6,026,302,061
Time deposits	—	735,000,000	—	735,000,000
Repurchase agreements	—	3,805,000,000	—	3,805,000,000
Total	$—	$11,745,302,061	$—	$11,745,302,061

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,035,229,770, represented 42.8% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2023.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—90.7%
Alabama—0.1%
Mobile County Industrial Development Authority, Exxon Capital Venture, Inc., Revenue Bonds, 3.950%, VRD	$1,160,000	$1,160,000

Arizona—3.3%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 3.870%, VRD	25,610,000	25,610,000
Arizona Industrial Development Authority,Phoenix Children’s Hospital, Revenue Bonds, Series A, 3.870%, VRD	4,000,000	4,000,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B-REM, 3.950%, VRD	5,325,000	5,325,000

		34,935,000

California—3.4%
City of Irvine, Series A, 2.650%, VRD	3,400,000	3,400,000
City of Modesto CA Water Revenue, Refunding, Series A-REMKT, 3.500%, VRD	5,000,000	5,000,000
Los Angeles Department of Water & Power System, Revenue Bonds, Series A-5-REM, 2.850%, VRD	2,900,000	2,900,000
State of California, GO Bonds, Series B-5-REMK, 2.800%, VRD	24,750,000	24,750,000

		36,050,000

Colorado—2.4%
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B-REMK 9, 4.150%, VRD	230,000	230,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds,
Series A, 3.870%, VRD	20,000,000	20,000,000
Series B, 4.100%, VRD	5,000,000	5,000,000

		25,230,000

Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds, 4.080%, VRD	1,125,000	1,125,000

	Face amount	Value
Municipal bonds—(continued)
District of Columbia—1.0%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 4.140%, VRD	$11,000,000	$11,000,000

Florida—1.8%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds, 4.050%, VRD	5,645,000	5,645,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds, Series C, 4.050%, VRD	2,400,000	2,400,000
Orange County Health Facilities Authority, The Nemours Foundation Project, Revenue Bonds, Series B, 4.000%, VRD	11,480,000	11,480,000

		19,525,000

Illinois—10.1%
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds, 4.300%, VRD	14,700,000	14,700,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds, 4.100%, VRD	8,050,000	8,050,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds, Series G, 4.080%, VRD	7,600,000	7,600,000
Illinois Finance Authority, Refunding, Revenue Bonds, Series C, 4.000%, VRD	2,000,000	2,000,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds,
4.130%, VRD	6,575,000	6,575,000
4.130%, VRD	6,550,000	6,550,000
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E-2-REMK, 4.090%, VRD	900,000	900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1-REMK, 4.090%, VRD	15,800,000	15,800,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 4.050%, VRD	30,610,000	30,610,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 4.050%, VRD	11,205,000	11,205,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds, 4.100%, VRD	$3,630,000	$3,630,000

		107,620,000

Indiana—9.5%
Indiana Finance Authority, Ascension Health, Revenue Bonds, Series E4, 4.080%, VRD	17,440,000	17,440,000
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 3.900%, VRD	42,300,000	42,300,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 4.090%, VRD	41,365,000	41,365,000

		101,105,000

Louisiana—0.0%†
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 4.130%, VRD	620,000	620,000

Maryland—2.2%
County of Montgomery, GO Bonds, Series E, 3.920%, VRD	14,200,000	14,200,000
Maryland Economic Development Corp., Howard Hughes Medical Institute, Revenue Bonds, Series A, 4.060%, VRD	5,900,000	5,900,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 4.100%, VRD	2,865,000	2,865,000

		22,965,000

Massachusetts—0.1%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 3.850%, VRD	1,200,000	1,200,000

Michigan—1.7%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds, 3.870%, VRD	18,100,000	18,100,000

	Face amount	Value
Municipal bonds—(continued)
Minnesota—0.7%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 4.100%, VRD	$1,700,000	$1,700,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 4.050%, VRD	5,800,000	5,800,000

		7,500,000

Mississippi—3.4%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 3.950%, VRD	2,250,000	2,250,000
Series A, 4.080%, VRD	1,845,000	1,845,000
Series B, 3.950%, VRD	14,395,000	14,395,000
Series B, 3.950%, VRD	5,235,000	5,235,000
Series B, 4.080%, VRD	600,000	600,000
Series E, 3.950%, VRD	500,000	500,000
Series F, 3.950%, VRD	1,095,000	1,095,000
Series I, 3.950%, VRD	3,800,000	3,800,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds, Series G, 3.950%, VRD	6,425,000	6,425,000

		36,145,000

Missouri—2.5%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3-RMKT, 4.160%, VRD	10,000,000	10,000,000
Series C5, 4.050%, VRD	2,965,000	2,965,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 4.050%, VRD	9,615,000	9,615,000
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds, Series B-1, 3.870%, VRD	3,385,000	3,385,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series B, 3.850%, VRD	$700,000	$700,000

		26,665,000

Nevada—1.0%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A-RMKT, 4.050%, VRD	10,325,000	10,325,000

New Hampshire—0.3%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds, Series B, 4.000%, VRD	3,075,000	3,075,000

New Jersey—0.1%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 4.080%, VRD	1,310,000	1,310,000

New York—12.5%
City of New York, GO Bonds,
Subseries B-3, 4.060%, VRD	8,400,000	8,400,000
Subseries D-4, 3.950%, VRD	6,500,000	6,500,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series B-2, 4.050%, VRD	4,305,000	4,305,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1-REMK, 3.950%, VRD	2,640,000	2,640,000
Subseries 2012G-1-REMK, 4.000%, VRD	2,000,000	2,000,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 4.100%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A-RMKT, 4.130%, VRD	12,100,000	12,100,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series 2008-BB-1-R, 4.060%, VRD	13,845,000	13,845,000
Series 2008-BB-5, 4.000%, VRD	29,750,000	29,750,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-3, 4.010%, VRD	$10,000,000	$10,000,000
Series C-6, 4.070%, VRD	25,000,000	25,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds,
Series A, 4.000%, VRD	9,745,000	9,745,000
Series A2, 4.060%, VRD	3,000,000	3,000,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 4.030%, VRD	3,000,000	3,000,000

		132,345,000

North Carolina—0.2%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Revenue Bonds, Series E-REMK, 3.950%, VRD	1,950,000	1,950,000

Ohio—5.1%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 4.090%, VRD	9,700,000	9,700,000
Series B, 4.090%, VRD	2,985,000	2,985,000
Series CR, 4.090%, VRD	5,060,000	5,060,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 3.950%, VRD	26,875,000	26,875,000
State of Ohio, Cleveland Clinic Health System, Revenue Bonds, Series F, 4.000%, VRD	2,700,000	2,700,000
State of Ohio, GO Bonds,
Series B, 3.950%, VRD	3,240,000	3,240,000
Series D-RMKT, 4.080%, VRD	3,540,000	3,540,000

		54,100,000

Oregon—0.6%
State of Oregon, Veterans, GO Bonds, Series 9, 4.050%, VRD	6,035,000	6,035,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—11.1%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds, 4.080%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds, 4.130%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B-REMK, 3.970%, VRD	32,845,000	32,845,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B-REMK, 4.080%, VRD	19,585,000	19,585,000
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds, 4.070%, VRD	6,000,000	6,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 3.970%, VRD	30,500,000	30,500,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2-RMKT, 4.070%, VRD	5,715,000	5,715,000

		118,290,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds, 4.330%, VRD	635,000	635,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 4.050%, VRD	4,150,000	4,150,000

Texas—11.6%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 4.090%, VRD	2,295,000	2,295,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 4.000%, VRD	2,575,000	2,575,000
Series B, 4.000%, VRD	5,000,000	5,000,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds, Series B, 3.870%, VRD	24,210,000	24,210,000

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 3.870%, VRD	$4,000,000	$4,000,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds, 4.120%, VRD	7,645,000	7,645,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures. Inc., Revenue Bonds, 4.000%, VRD	300,000	300,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds, Series A, 3.950%, VRD	6,000,000	6,000,000
Permanent University Fund—University of Texas System, Revenue Bonds,
Series A, 4.000%, VRD	2,815,000	2,815,000
Series A, 4.090%, VRD	18,800,000	18,800,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B, 4.180%, VRD	25,150,000	25,150,000
State of Texas, Veterans, GO Bonds,
4.100%, VRD	545,000	545,000
4.100%, VRD	6,820,000	6,820,000
Series C-REM, 4.150%, VRD	8,855,000	8,855,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B-REMK 3, 4.110%, VRD	8,500,000	8,500,000

		123,510,000

Utah—0.8%
City of Murray UT, IHC Health Services Inc., Revenue Bonds, Series D, 3.900%, VRD	8,295,000	8,295,000

Virginia—3.6%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 4.050%, VRD	5,000,000	5,000,000
Series A, 4.100%, VRD	10,000,000	10,000,000
Series D, 4.070%, VRD	13,500,000	13,500,000
Series F, 4.060%, VRD	6,965,000	6,965,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(concluded)
Virginia—(concluded)
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 4.070%, VRD	$2,350,000	$2,350,000

		37,815,000

Washington—0.9%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B-REMK 9, 4.080%, VRD	9,400,000	9,400,000

West Virginia—0.1%
West Virginia Hospital Finance Authority, University Health System, Refunding, Revenue Bonds, Series D, 4.080%, VRD	765,000	765,000
Total municipal bonds (cost—$962,945,000)		962,945,000

Tax-exempt commercial paper—8.9%
California—0.7%
City of Los Angeles Department of Airports, 2.900%, due 11/03/23	8,000,000	8,000,000

Florida—0.9%
Florida Local Government Finance Commission, 3.650%, due 11/02/23	9,216,000	9,216,000

Maryland—0.9%
County of Montgomery, 3.750%, due 12/21/23	10,000,000	10,000,000

Minnesota—1.9%
City of Rochester, 3.520%, due 11/08/23	20,000,000	20,000,000

	Face amount	Value
Tax-exempt commercial paper—(concluded)
New York—0.7%
New York Power Authority, 3.510%, due 11/09/23	$7,000,000	$7,000,000

Ohio—0.5%
Ohio Higher Educational Facility Commission
3.700%, due 01/18/24	895.000	895,000
3.700%, due 01/18/24	5.000.000	5,000,000

		5,895,000

Texas—2.6%
Board of Regents of the University of Texas System
3.750%, due 01/04/24	1.800.000	1,800,000
4.000%, due 11/06/23	10.000.000	10,000,000
City of Garland, 3.700%, due 01/09/24	16,000,000	16,000,000

		27,800,000

Washington—0.7%
University of Washington
3.800%, due 01/04/24	5.000.000	5,000,000
3.950%, due 11/07/23	2.000.000	2,000,000

		7,000,000
Total tax-exempt commercial paper (cost—$94,911,000)		94,911,000
Total investments (cost—$1,057,856,000 which approximates cost for federal income tax purposes)—99.6%		1,057,856,000

Other assets in excess of liabilities—0.4%		4,347,918
Net assets—100.0%		$1,062,203,918

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Tax-Free Master Fund

Portfolio of investments—October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Municipal bonds	$—	$962,945,000	$—	$962,945,000
Tax-exempt commercial paper	—	94,911,000	—	94,911,000
Total	$—	$1,057,856,000	$—	$1,057,856,000

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2023 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2023 (unaudited)

	Prime Master Fund	Prime Series II Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$9,411,034,336	$1,896,317,368	$8,876,621,170	$13,401,582,306	$7,940,302,061	$1,057,856,000
Repurchase agreements	6,983,900,000	1,503,000,000	10,281,000,000	22,892,000,000	3,805,000,000	—

Investments, at value
Investment	9,411,479,086	1,896,269,808	8,876,621,170	13,401,582,306	7,940,302,061	1,057,856,000
Repurchase agreements	6,983,900,000	1,503,000,000	10,281,000,000	22,892,000,000	3,805,000,000	—
Cash	2,684,854	4,127,200	4,410,644	2,816,331	3,065,306	1,113,980
Receivable for interest	18,934,338	2,779,415	20,803,047	6,637,778	13,540,947	3,304,712
Total assets	16,416,998,278	3,406,176,423	19,182,834,861	36,303,036,415	11,761,908,314	1,062,274,692

Liabilities:
Payable for investments purchased	—	—	380,170,940	703,512,203	—	—
Payable to affiliate	1,339,797	233,658	1,567,613	2,863,935	940,364	70,774
Total liabilities	1,339,797	233,658	381,738,553	706,376,138	940,364	70,774
Net assets, at value	$16,415,658,481	$3,405,942,765	$18,801,096,308	$35,596,660,277	$11,760,967,950	$1,062,203,918

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2023 (unaudited)

	Prime Master Fund	Prime Series II Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$399,931,629	$98,109,226	$492,853,839	$951,303,567	$284,286,983	$15,975,472
Expenses:
Investment advisory and administration fees	7,293,157	1,797,539	9,282,257	17,890,361	5,187,561	455,138
Trustees’ fees	35,720	15,506	41,709	72,951	27,507	10,643
Total expenses	7,328,877	1,813,045	9,323,966	17,963,312	5,215,068	465,781
Net investment income (loss)	392,602,752	96,296,181	483,529,873	933,340,255	279,071,915	15,509,691
Net change in unrealized appreciation (depreciation)	1,337,650	300,385	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$393,940,402	$96,596,566	$483,529,873	$933,340,255	$279,071,915	$15,509,691

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$392,602,752	$315,742,921
Net realized gain (loss)	—	(56,133)
Net change in unrealized appreciation (depreciation)	1,337,650	926,524
Net increase (decrease) in net assets resulting from operations	393,940,402	316,613,312
Net increase (decrease) in net assets from beneficial interest transactions	3,776,492,856	6,991,752,924
Net increase (decrease) in net assets	4,170,433,258	7,308,366,236
Net assets:

Beginning of period	12,245,225,223	4,936,858,987
End of period	$16,415,658,481	$12,245,225,223

	Prime Series II Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$96,296,181	$96,954,535
Net realized gain (loss)	—	(14,808)
Net change in unrealized appreciation (depreciation)	300,385	(12,630)
Net increase (decrease) in net assets resulting from operations	96,596,566	96,927,097
Net increase (decrease) in net assets from beneficial interest transactions	(103,405,126)	1,846,390,663
Net increase (decrease) in net assets	(6,808,560)	1,943,317,760
Net assets:

Beginning of period	3,412,751,325	1,469,433,565
End of period	$3,405,942,765	$3,412,751,325

	Government Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$483,529,873	$420,330,073
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	483,529,873	420,330,073
Net increase (decrease) in net assets from beneficial interest transactions	(917,398,325)	14,516,957,059
Net increase (decrease) in net assets	(433,868,452)	14,937,287,132
Net assets:

Beginning of period	19,234,964,760	4,297,677,628
End of period	$18,801,096,308	$19,234,964,760

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$933,340,255	$886,389,934
Net realized gain (loss)	—	776,174
Net increase (decrease) in net assets resulting from operations	933,340,255	887,166,108
Net increase (decrease) in net assets from beneficial interest transactions	(214,526,996)	12,309,292,233
Net increase (decrease) in net assets	718,813,259	13,196,458,341
Net assets:

Beginning of period	34,877,847,018	21,681,388,677
End of period	$35,596,660,277	$34,877,847,018

	Prime CNAV Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$279,071,915	$225,403,125
Net realized gain (loss)	—	(42,700)
Net increase (decrease) in net assets resulting from operations	279,071,915	225,360,425
Net increase (decrease) in net assets from beneficial interest transactions	2,515,610,595	6,832,489,780
Net increase (decrease) in net assets	2,794,682,510	7,057,850,205
Net assets:

Beginning of period	8,966,285,440	1,908,435,235
End of period	$11,760,967,950	$8,966,285,440

	Tax-Free Master Fund
	For the six months ended October 31, 2023 (unaudited)	For the year ended April 30, 2023
From operations:

Net investment income (loss)	$15,509,691	$17,495,800
Net realized gain (loss)	—	33
Net increase (decrease) in net assets resulting from operations	15,509,691	17,495,833
Net increase (decrease) in net assets from beneficial interest transactions	124,953,374	20,558,999
Net increase (decrease) in net assets	140,463,065	38,054,832
Net assets:

Beginning of period	921,740,853	883,686,021
End of period	$1,062,203,918	$921,740,853

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.36%[1]	3.65%	0.09%	0.19%	1.90%	2.32%
Supplemental data:
Total investment return[2]	2.73%	3.28%	0.10%	0.15%	1.92%	2.31%
Net assets, end of period (000’s)	$16,415,658	$12,245,225	$4,936,859	$8,823,109	$16,520,754	$15,779,160

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime Series II Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
		2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.08%	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	5.31%[2]	3.61%	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	2.72%	3.31%	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$3,405,943	$3,412,751	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than $0.005 or $(0.005) per share.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.04%	0.06%	0.10%	0.10%	0.10%
Net investment income (loss)	5.19%[1]	3.78%	0.02%	0.09%	1.75%	2.07%
Supplemental data:
Total investment return[2]	2.64%	3.14%	0.03%	0.08%	1.74%	2.10%
Net assets, end of period (000’s)	$18,801,096	$19,234,965	$4,297,678	$8,822,693	$17,762,675	$14,278,487

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.06%	0.09%	0.10%	0.10%
Net investment income (loss)	5.17%[1]	3.23%	0.04%	0.09%	1.56%	2.07%
Supplemental data:
Total investment return[2]	2.63%	3.06%	0.04%	0.08%	1.70%	2.10%
Net assets, end of period (000’s)	$35,596,660	$34,877,847	$21,681,389	$32,675,191	$34,803,721	$17,222,690

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	5.35%[1]	3.84%	0.08%	0.19%	1.83%	2.29%
Supplemental data:
Total investment return[2]	2.72%	3.27%	0.09%	0.17%	1.90%	2.27%
Net assets, end of period (000’s)	$11,760,968	$8,966,285	$1,908,435	$4,449,407	$7,495,231	$4,881,630

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2023 (unaudited)	Years ended April 30,
		2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.05%	0.09%	0.10%	0.10%
Net investment income (loss)	3.33%[1]	1.84%	0.05%	0.04%	1.19%	1.35%
Supplemental data:
Total investment return[2]	1.69%	1.85%	0.05%	0.04%	1.23%	1.38%
Net assets, end of period (000’s)	$1,062,204	$921,741	$883,686	$814,225	$2,573,583	$2,276,103

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Prime Series II Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and Prime Series II Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and Prime Series II Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

Master Trust

Notes to financial statements (unaudited)

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Master Trust

Notes to financial statements (unaudited)

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax- Free Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended October 31, 2023, the Board of Prime Master Fund, Prime Series II Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Prime Series II Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2023, each Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Prime Master Fund	$1,339,797
Prime Series II Master Fund	233,658
Government Master Fund	1,567,613
Treasury Master Fund	2,863,935
Prime CNAV Master Fund	940,364
Tax-Free Master Fund	70,774

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2023, UBS AM did not voluntarily waive any amount.

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$12,052,598,489	$14,539,432,103
Withdrawals	(8,276,105,633)	(7,547,679,179)
Net increase (decrease) in beneficial interest	$3,776,492,856	$6,991,752,924

Prime Series II Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$4,181,027,179	$5,347,381,304
Withdrawals	(4,284,432,305)	(3,500,990,641)
Net increase (decrease) in beneficial interest	$(103,405,126)	$1,846,390,663

Government Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$19,939,133,522	$52,020,553,397
Withdrawals	(20,856,531,847)	(37,503,596,338)
Net increase (decrease) in beneficial interest	$(917,398,325)	$14,516,957,059

Treasury Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$38,365,217,921	$99,713,434,665
Withdrawals	(38,579,744,917)	(87,404,142,432)
Net increase (decrease) in beneficial interest	$(214,526,996)	$12,309,292,233

Prime CNAV Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$4,680,149,287	$13,206,857,678
Withdrawals	(2,164,538,692)	(6,374,367,898)
Net increase (decrease) in beneficial interest	$2,515,610,595	$6,832,489,780

Master Trust

Notes to financial statements (unaudited)

Tax-Free Master Fund

	For the six months ended October 31, 2023	For the year ended April 30, 2023
Contributions	$813,842,046	$1,536,214,329
Withdrawals	(688,888,672)	(1,515,655,330)
Net increase (decrease) in beneficial interest	$124,953,374	$20,558,999

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$970,794
Gross unrealized depreciation	(526,044)
Net unrealized appreciation (depreciation)	$444,750

Prime Series II Master Fund

Gross unrealized appreciation	$82,427
Gross unrealized depreciation	(129,987)
Net unrealized appreciation (depreciation)	$(47,560)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2023, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, and since inception for Prime Series II Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent Event

Effective December 18, 2023, the names, investment objectives and policies of following funds changed: (1) “ESG Prime Master Fund” became “Prime Series II Master Fund” ; (2) “UBS Select ESG Prime Institutional Fund,” a feeder of the preceding named master fund became “UBS Select Prime Series II Institutional Fund”; and (3) “UBS Select ESG Prime Preferred Fund,” also a feeder of the preceding named master fund became “UBS Select Prime Series II Preferred Fund. Each of these three funds is expected to undergo a reorganization on or about February 23, 2024, and be liquidated. Please see the prospectus/offering document supplements dated October 6, 2023, as filed with the SEC for further information regarding these changes.

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, Prime Series II Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 18-19, 2023, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (“Independent Trustees”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime Series II Master Fund (formerly known as ESG Prime Master Fund) (“Prime Series II Master”), Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Prime Series II Master, Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $325.1 billion in assets under management as of March 31, 2023 and was part of the UBS Asset Management Division, which had approximately $1.1 trillion in assets under management worldwide as of March 31, 2023. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Select Prime Series II Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, and Select Government Preferred Feeder Fund through August 31, 2024.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on their utilization as account sweep funds (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime Series II Master

Select Prime Series II Institutional Feeder Fund and Select Prime Series II Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Series II Institutional Feeder Fund’s Actual Management Fee, the Prime Series II Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the RMA Government Money Market Feeder Fund’s Actual Management Fee and total expenses, the Government Master Fund’s Contractual Management

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime CNAV Master

Prime Reserves Feeder Fund and Prime Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Prime Master

Select Prime Institutional Feeder Fund and Select Prime Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Treasury Master

Select Treasury Institutional Feeder Fund and Select Treasury Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of (1) the Select Treasury Institutional Feeder Fund’s Actual Management Fee and total expenses and (2) the Select Treasury Preferred Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Tax-Free Master

Tax-Free Reserves Feeder Fund and Tax-Free Preferred Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

In light of the foregoing, the board determined that the management fees for each of Prime Series II Master, Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2023 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2023. Although the board received information for the ten-year period and since inception, in its analysis, it generally placed greater emphasis on the one-, three-and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Series II Master

Select Prime Series II Institutional Feeder Fund and Select Prime Series II Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each of Select Prime Series II Institutional Feeder Fund and Select Prime Series II Preferred Feeder Fund was above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, with the only exceptions being the one-, three- and five-year periods for RMA Government Money Market Feeder Fund, which were only slightly below such median.

Prime CNAV Master

Prime Reserves Feeder Fund and Prime Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund and Select Prime Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Treasury Master

Select Treasury Institutional Feeder Fund and Select Treasury Preferred Feeder Fund

The comparative Broadridge information showed that the performance of each Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund and Tax-Free Preferred Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, with the only exception being the one-year period for the Tax-Free Reserves Feeder Fund, which was only slightly below such median.

Master Trust

Board approval of investment advisory agreements

(Prime Series II Master Fund, Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

For periods in which a Master Fund’s performance was below median, UBS AM representatives explained, in a satisfactory manner, the reasons for the relative under-performance. Based on its review, the board concluded that each Master Fund’s investment performance was acceptable under the circumstances.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates over time in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Manager

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark Carver
Mark Carver
President

Date:	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Carver
Mark Carver
President

Date:	January 8, 2024

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 8, 2024